Salaries and social security expenses - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Salaries and social security expenses [abstract]
Wages and salaries	$ 167,067	$ 160,955	$ 127,113
Social security costs	40,518	46,912	41,404
Equity-settled share-based compensation	11,896	6,680	8,581
Salaries and social security expenses	219,481	214,547	177,098
Wages and salaries capitalized in property, plant and equipment	$ 32,605	$ 33,148	$ 35,007